UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,  D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended:	March 31, 2008

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
	[   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:	Arbor Capital Management, LLC
Address:	One Financial Plaza
	120 S. Sixth St., Ste. 1000
	Minneapolis, MN  55402

Form 13F File No:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:	Rick D. Leggott
Title:	CEO
Phone:	(612) 317-2950

Signature, Place, and Date of Signing:

/s/ Rick D. Leggott	Minneapolis, MN	4/1/2008
(Signature)	(City/State)	(Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	82

Form 13F Information Table Value Total:	944,714

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVISORY BOARD CO              COM              00762W107     9867   179600 SH       SOLE                   117800             61800
AEROVIRONMENT INC.             COM              008073108    11209   548100 SH       SOLE                   364200            183900
AMERIGON INC.                  COM              03070L300    15703  1061000 SH       SOLE                   696100            364900
ANADIGICS INC.                 COM              032515108     9063  1381500 SH       SOLE                   906400            475100
ANGIODYNAMICS INC              COM              03475V101     4400   380600 SH       SOLE                   249700            130900
AUTHENTEC INC.                 COM              052660107    17269  1737300 SH       SOLE                  1138800            598500
BIO-REFERENCE LABS INC         COM              09057G602    16704   632000 SH       SOLE                   414800            217200
BJ's RESTAURANTS, INC.         COM              09180c106    12225   848400 SH       SOLE                   555000            293400
BLACKBOARD INC                 COM              091935502    10976   329300 SH       SOLE                   214000            115300
BRIGHT HORIZONS FAMILY SOLUTIO COM              109195107      383     8910 SH       SOLE                     8910
CAPELLA EDUCATION CO.          COM              139594105     9577   175400 SH       SOLE                   113600             61800
CAVIUM NETWORKS, INC.          COM              14965A101    15195   926500 SH       SOLE                   607900            318600
CBEYOND, INC.                  COM              149847105    11960   636520 SH       SOLE                   420720            215800
CHIPOTLE MEXICAN GRILL         COM              169656105    14054   123900 SH       SOLE                    81300             42600
COINSTAR INC.                  COM              19259P300     9537   338900 SH       SOLE                   238300            100600
COMSCORE INC.                  COM              20564W105    15900   792600 SH       SOLE                   520000            272600
CONCEPTUS INC.                 COM              206016107    14902   802900 SH       SOLE                   527000            275900
CONCUR TECHNOLOGIES INC        COM              206708109    32295  1040100 SH       SOLE                   682300            357800
CONSTANT CONTACT INC           COM              210313102     7579   523400 SH       SOLE                   344000            179400
COSTAR GROUP INC               COM              22160N109    11531   268170 SH       SOLE                   176370             91800
CUBIST PHARMACEUTICALS INC.    COM              229678107    15325   832000 SH       SOLE                   546700            285300
CYBERSOURCE CORP.              COM              23251J106    18382  1258200 SH       SOLE                   823700            434500
DATA DOMAIN INC.               COM              23767P109    18619   782300 SH       SOLE                   510900            271400
DEALERTRAK HOLDINGS INC        COM              242309102     9261   458000 SH       SOLE                   300300            157700
DOLAN MEDIA COMPANY            COM              25659P402    10962   545100 SH       SOLE                   352700            192400
DSW INC.                       COM              23334L102     1295   100000 SH       SOLE                    65900             34100
DTS INC.                       COM              23335C101    10375   432300 SH       SOLE                   283700            148600
DUFF & PHELPS CORP.            COM              26433B107    15175   843500 SH       SOLE                   556300            287200
ECLIPSYS CORP.                 COM              278856109    13256   676000 SH       SOLE                   443500            232500
ECOLAB INC.                    COM              278865100      283     6520 SH       SOLE                     6520
EHEALTH INC.                   COM              28238P109    14491   656600 SH       SOLE                   430700            225900
ELECTRONIC ARTS INC.           COM              285512109      205     4110 SH       SOLE                     4110
EPIQ SYSTEMS INC.              COM              26882D109    12171   784200 SH       SOLE                   521100            263100
ERESEARCHTECHNOLOGY INC COM    COM              29481V108    21841  1758500 SH       SOLE                  1152500            606000
EXPEDITORS INTL WASH INC       COM              302130109      206     4550 SH       SOLE                     4550
FACTSET RESH SYS INC           COM              303075105    15216   282450 SH       SOLE                   186800             95650
FALCONSTOR SOFTWARE INC.       COM              306137100     9589  1260100 SH       SOLE                   826700            433400
FASTENAL CO                    COM              311900104      242     5274 SH       SOLE                     5274
GAIAM INC-CLASS A              COM              36268Q103    11455   661400 SH       SOLE                   433300            228100
GENOPTIX INC.                  COM              37243V100    10757   430100 SH       SOLE                   282700            147400
GREATBATCH INC.                COM              39153L106     5683   308700 SH       SOLE                   202700            106000
HERITAGE-CRYSTAL CLEAN INC.    COM              42726M106     5501   351500 SH       SOLE                   232600            118900
INTELLON CORPORATION           COM              45816W504     4678   964500 SH       SOLE                   636000            328500
IRIS INTERNATIONAL INC.        COM              46270W105     2216   167000 SH       SOLE                   109700             57300
LIFECELL CORPORATION           COM              531927101    33890   806339 SH       SOLE                   526639            279700
LIVEPERSON INC                 COM              538146101      204    65800 SH       SOLE                    43000             22800
LKQ CORP                       COM              501889208     8781   390800 SH       SOLE                   256600            134200
LUMBER LIQUIDATORS INC.        COM              55003Q103     5808   547900 SH       SOLE                   357800            190100
LUMINEX CORP                   COM              55027E102    17284   879600 SH       SOLE                   576900            302700
MAGMA DESIGN AUTOMATION COM    COM              559181102     6511   680400 SH       SOLE                   446400            234000
MEDASSETS INC.                 COM              584045108     2730   184200 SH       SOLE                   120800             63400
NATIONAL INFO CONSORTIUM INC   COM              62914B100    15461  2174500 SH       SOLE                  1426000            748500
NETLOGIC MICROSYSTEMS INC.     COM              64118B100    14498   600600 SH       SOLE                   394000            206600
NEUTRAL TANDEM INC.            COM              64128B108    20283  1126200 SH       SOLE                   739400            386800
NUANCE COMUNICATIONS INC.      COM              67020Y100    18428  1058500 SH       SOLE                   691600            366900
NUVASIVE INC.                  COM              670704105    18584   538500 SH       SOLE                   352400            186100
O REILLY AUTOMOTIVE INC        COM              686091109    15694   550280 SH       SOLE                   364580            185700
OBAGI MEDICAL PRODUCTS INC.    COM              67423R108     4019   463000 SH       SOLE                   303800            159200
OPTIONSXPRESS HOLDINGS INC.    COM              684010101    13727   662800 SH       SOLE                   435000            227800
PAYCHEX, INC.                  COM              704326107      291     8490 SH       SOLE                     8490
PHASE FORWARD INC.             COM              71721R406    16805   983900 SH       SOLE                   643500            340400
PHOENIX TECHNOLOGIES LTD       COM              719153108     9124   582600 SH       SOLE                   387600            195000
PORTFOLIO RECOVERY ASSOC       COM              73640Q105    14282   333000 SH       SOLE                   219400            113600
RISKMETRICS GROUP INC.         COM              767735103    13100   677000 SH       SOLE                   445200            231800
RITCHIE BROS. AUCTIONEERS      COM              767744105      238     2899 SH       SOLE                     2899
SPECTRANETICS CORP             COM              84760C107    10803  1292200 SH       SOLE                   845600            446600
ST. JUDE MEDICAL INC.          COM              790849103      352     8155 SH       SOLE                     8155
STARENT NETWORKS CORP.         COM              85528P108    17919  1327300 SH       SOLE                   862800            464500
STRAYER ED INC COM             COM              863236105    16307   106933 SH       SOLE                    70533             36400
SYNCHRONOSS TECHNOLOGIES INC.  COM              87157B103    13598   678900 SH       SOLE                   443000            235900
TALEO CORP.                    COM              87424N104    12071   622200 SH       SOLE                   407300            214900
TASER, INC.                    COM              87651B104     9279   987100 SH       SOLE                   649800            337300
TECHTARGET                     COM              87874R100    18952  1337500 SH       SOLE                   876400            461100
THORATEC CORP.                 COM              885175307    10166   711400 SH       SOLE                   466000            245400
TRIZETTO GROUP INC.            COM              896882107    12803   767100 SH       SOLE                   503400            263700
ULTIMATE SOFTWARE GROUP INC    COM              90385D107    21302   708640 SH       SOLE                   467940            240700
VASCO DATA SECURITY INTL       COM              92230Y104    10104   738600 SH       SOLE                   484000            254600
VISTAPRINT LTD                 COM              G93762204    17597   503490 SH       SOLE                   331390            172100
VOCUS INC                      COM              92858J108    16347   619200 SH       SOLE                   406100            213100
WRIGHT MEDICAL GROUP INC.      COM              98235T107    16744   693600 SH       SOLE                   455000            238600
ZOLL MEDICAL CORP              COM              989922109     4113   154700 SH       SOLE                    96400             58300
ZUMIEZ INC                     COM              989817101     9004   573900 SH       SOLE                   374400            199500